Note 22 - Income Tax - Earnings Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Before Income Tax by Jurisdiction	$ 212,777	$ 289,554
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Earnings Before Income Tax by Jurisdiction	(33,907)	10,112
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Earnings Before Income Tax by Jurisdiction	200,035	211,382
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Earnings Before Income Tax by Jurisdiction	$ 46,649	$ 68,060